Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of Inventories

Inventories consisted of the following:

December 31,	2025	2024
Direct materials	$127	$85
Repair and distribution parts	91	94
Work-in-progress	48	62
Equipment	14	17
Total inventories	$280	$258

December 31,	2025	2024
WIP related to EI assets - finance leases receivable	$-	$35